Valued Advisers Trust

Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund – CCPLX

Cloud Capital Strategic Mid Cap Fund – CCPMX

Class A Shares

Supplement to the Prospectus dated September 28, 2012

Supplement dated December 26, 2012

Change to Principal Investment Strategies and Portfolio Manager

Effective February 28, 2013, or such earlier date as may be granted by the Securities and Exchange Commission, the Funds may each invest in securities of other investment companies that, in turn, invest in equity instruments. Risks associated with investments in other investment companies include the following:

Other Investment Company Risk. The Funds will incur higher and duplicative expenses when they invest in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Funds may suffer losses due to the investment practices of the underlying funds. When the Funds invest in an underlying mutual fund or ETF, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Funds’ investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Funds generally invest in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with a Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Funds. As a result, the Funds’ shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Funds are not required to hold shares of underlying funds for any minimum period, they may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. The Funds have no control over the investments and related risks taken by the underlying funds in which they invest. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Funds are generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Additionally, effective December 26, 2012, Mr. Joshua C. Peters will become part of the portfolio management team of each of the Funds. Mr. James R. Engebretsen will no longer serve on the portfolio management team of the Funds. The disclosure under “Portfolio Managers” at page 5 and 10 of the Prospectus is hereby revised to reflect these changes.

Additionally, the disclosure under “Portfolio Managers” on page 30 of the Prospectus is replaced with the following:

Portfolio Managers.

Randy “Bubba” Cloud – President, Director, Managing Member and Chief Compliance Officer of the Adviser. Mr. Cloud has over 24 years of experience in investment management at Cloud Capital LLC and its predecessor firms. Mr. Cloud has been President of the Adviser and its predecessor firms since 1988.

Joshua C. Peters – Portfolio Manager, Trader of Cloud Capital LLC. Mr. Peters began his career in wealth management at the Oklahoma City office of Merrill Lynch in 2007. He left Merrill Lynch in 2009 to start his own independent investment practice, Peters Family Financial, managing the investments of private clients and small business retirement plans. Mr. Peters merged his practice into Cloud Capital LLC in 2010 and has been responsible for trading and investment analysis for the firm. Mr. Peters graduated from Brigham Young University with a BA in American Studies.

The Funds’ SAI provides additional information about the Funds’ portfolio managers, including their compensation structure, other accounts managed, and ownership of shares of the Funds.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Statement of Additional Information, dated September 28, 2012, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Funds at (877) 670-2227.

Valued Advisers Trust

Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund – CCILX

Cloud Capital Strategic Mid Cap Fund – CCIMX

Class I Shares

Supplement to the Prospectus dated September 28, 2012

Supplement dated December 26, 2012

Change to Principal Investment Strategies and Portfolio Manager

Effective February 28, 2013, or such earlier date as may be granted by the Securities and Exchange Commission, the Funds may each invest in securities of other investment companies that, in turn, invest in equity instruments. Risks associated with investments in other investment companies include the following:

Other Investment Company Risk. The Funds will incur higher and duplicative expenses when they invest in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Funds may suffer losses due to the investment practices of the underlying funds. When the Funds invest in an underlying mutual fund or ETF, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Funds’ investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Funds generally invest in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with a Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Funds. As a result, the Funds’ shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Funds are not required to hold shares of underlying funds for any minimum period, they may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. The Funds have no control over the investments and related risks taken by the underlying funds in which they invest. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Funds are generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Additionally, effective December 26, 2012, Mr. Joshua C. Peters will become part of the portfolio management team of each of the Funds. Mr. James R. Engebretsen will no longer serve on the portfolio management team of the Funds. The disclosure under “Portfolio Managers” at page 5 and 10 of the Prospectus is hereby revised to reflect these changes.

Additionally, the disclosure under “Portfolio Managers” on page 26 of the Prospectus is replaced with the following:

Portfolio Managers.

Randy “Bubba” Cloud – President, Director, Managing Member and Chief Compliance Officer of the Adviser. Mr. Cloud has over 24 years of experience in investment management at Cloud Capital LLC and its predecessor firms. Mr. Cloud has been President of the Adviser and its predecessor firms since 1988.

Joshua C. Peters – Portfolio Manager, Trader of Cloud Capital LLC. Mr. Peters began his career in wealth management at the Oklahoma City office of Merrill Lynch in 2007. He left Merrill Lynch in 2009 to start his own independent investment practice, Peters Family WFinancial, managing the investments of private clients and small business retirement plans. Mr. Peters merged his practice into Cloud Capital LLC in 2010 and has been responsible for trading and investment analysis for the firm. Mr. Peters graduated from Brigham Young University with a BA in American Studies.

The Funds’ SAI provides additional information about the Funds’ portfolio managers, including their compensation structure, other accounts managed, and ownership of shares of the Funds.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Statement of Additional Information, dated September 28, 2012, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Funds at (877) 670-2227.